Description of the business and Group composition (Tables)	12 Months Ended
Dec. 31, 2020
Investments Accounted For Using Equity Method [Abstract]
Summary of Subsidiaries Included in Consolidation Together with Related Percentages of Ownership and Other Information

The subsidiaries included in the consolidation as at December 31, 2020 and 2019, together with the related percentages of ownership and other information, are as follows:

Name	Percentage of 31/12/2020	Percentage of 31/12/2019	Share/ quota capital	Ownership registered office	Activity
Italsofa Romania S.r.l.	100.00	100.00	RON 109,271,750	Baia Mare, Romania	(1)
Natuzzi (China) Ltd	100.00	100.00	CNY 106,414,300	Shanghai, China	(1)
Italsofa Nordeste S/A	100.00	100.00	BRL 159,300,558	Salvador de Bahia, Brazil	(1)
Natco S.p.A.	99.99	99.99	EUR 4,420,000	Santeramo in Colle, Italy	(2)
IMPE S.p.A.	100.00	100.00	EUR 1,000,000	Bari, Italy	(3)
Nacon S.p.A.	100.00	100.00	EUR 2,800,000	Santeramo in Colle, Italy	(4)
Lagene S.r.l.	100.00	100.00	EUR 10,000	Santeramo in Colle, Italy	(4)
Natuzzi Americas Inc.	100.00	100.00	USD 89	High Point, N. Carolina, USA	(4)
Natuzzi Florida LLC	51.00	51.00	USD 4,955,186	High Point, N. Carolina, USA	(4)
Natuzzi Iberica S.A.	100.00	100.00	EUR 386,255	Madrid, Spain	(4)
Natuzzi Switzerland AG	100.00	100.00	CHF 2,000,000	Dietikon, Switzerland	(4)
Natuzzi Services Limited	100.00	100.00	GBP 25,349,353	London, UK	(4)
Natuzzi UK Retail Limited	70.00	70.00	GBP 100	Cardiff, UK	(4)
Natuzzi Germany Gmbh	100.00	100.00	EUR 25,000	Köln, Germany	(4)
Natuzzi Japan KK	100.00	100.00	JPY 28,000,000	Tokyo, Japan	(4)
Natuzzi Russia OOO	100.00	100.00	RUB 8,700,000	Moscow, Russia	(4)
Natmx S.DE.R.L.DE.C.V	99.00	99.00	MXN 69,195,993	Mexico City, Mexico	(4)
Natuzzi France S.a.s.	100.00	100.00	EUR 200,100	Paris, France	(4)
Softaly (Furniture) Shanghai Co. Ltd	96.50	96.50	CNY 100,000	Shanghai, China	(4)
Natuzzi Oceania PTI Ltd	100.00	100.00	AUD 320,002	Sydney, Australia	(4)
Natuzzi Singapore PTE. LTD.	100.00	—	USD 200,000	Singapore, Republic of Singapore	(4)
Natuzzi Netherlands Holding	100.00	100.00	EUR 34,605,000	Amsterdam, Holland	(5)
Natuzzi India Furniture PVT Ltd	100.00	100.00	INR 16,200,000	New Delhi, India	(6)
Italsofa Shanghai Ltd	96.50	96.50	USD 5,000,000	Shanghai, China	(6)
Natuzzi Trade Service S.r.l.	100.00	100.00	EUR 14,000,000	Santeramo in Colle, Italy	(6)

(1)	Manufacture and distribution
(2)	Intragroup leather dyeing and finishing
(3)	Production and distribution of polyurethane foam
(4)	Services and distribution
(5)	Investment holding
(6)	Dormant

Summary of detailed information about material non-controlling interests

The following table summarises the information relating to the only material non-controlling interests (NCI) related to the Group’s subsidiary Natuzzi Florida LLC, before any intra-group eliminations.

Summarised statement of financial position of Natuzzi Florida LLC and Non-controlling interests share in equity as at December 31, 2020 and 2019

	31/12/20	31/12/19
Current assets	4,122	2,870
Non-current assets	8,093	10,479
Current liabilities	(4,995)	(4,186)
Non-current liabilities	(5,876)	(7,267)
Net assets	1,344	1,896
Net assets attributable to NCI – 49%	659	929

Summarised statement of profit or loss of Natuzzi Florida LLC and Non-controlling interests share of loss for the years ended December 31, 2020 and 2019

	2020	2019
Revenue	9,756	10,163
Expenses	(10,177)	(10,581)
Loss for the year	(421)	(418)
Other comprehensive income/(loss)	(131)	37
Total comprehensive loss for the year	(552)	(381)
Loss allocated to NCI – 49%	(206)	(205)
Other comprehensive income/(loss) allocated to NCI	(64)	18
Cash flow provided by operating activities	2,350	1,530
Cash flow used in investing activities	(119)	(1,188)
Cash flow used in financing activities (dividends to NCI: nil)	(1,266)	(603)